Share-Based Payments - Warrants (Details)						1 Months Ended							3 Months Ended	12 Months Ended
	Aug. 20, 2024 shares	May 20, 2024 shares	Feb. 20, 2024 shares	Nov. 20, 2023 shares	Jan. 04, 2021 kr / shares	Aug. 31, 2023 shares	Sep. 30, 2022 EquityInstruments	May 31, 2022 EquityInstruments	Mar. 31, 2022 EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments $ / shares	Jun. 30, 2021 USD ($) Options	Dec. 31, 2020 EquityInstruments	Jun. 30, 2021 USD ($) EquityInstruments	Dec. 31, 2023 USD ($) EquityInstruments $ / shares	Dec. 31, 2022 USD ($) EquityInstruments shares $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) kr / shares	Dec. 31, 2020	Dec. 31, 2023 kr / shares	Dec. 31, 2022 kr / shares	Aug. 31, 2022 kr / shares
Warrants
Share-Based Payments
Warrants Vesting period														36 months	36 months					36 months
Warrants as a percentage of outstanding shares														7.20%	11.40%	11.80%
Warrants granted, price per share | (per share)										$ 5.38				$ 1.02	$ 2.24				kr 1
Warrants granted														409,115	491,612
Warrants granted										523,599	62,147	1,655		559,115	491,612		63,802	523,599
Financial liabilities measured at fair value | $														$ 300,000	$ 800,000
Warrants | Share warrants exercise tranche one member
Share-Based Payments
Warrants exercised | shares															2,500
Warrants | CFO
Share-Based Payments
Warrants Vesting period								36 months
Warrants granted								45,000							16,667
Warrants | COO
Share-Based Payments
Warrants Vesting period									36 months
Warrants granted									25,000					12,500	20,833
Warrants | Executive management
Share-Based Payments
Weighted average fair value at measurement date | $										$ 1,500,000						$ 1,500,000	$ 1,500,000	$ 1,500,000	kr 1,500,000
Warrants | CIO
Share-Based Payments
Warrants granted														6,250	35,000
Warrants | CSO
Share-Based Payments
Warrants granted														12,500	25,000
Warrants | CMO
Share-Based Payments
Warrants Vesting period													36 months
Weighted average fair value at measurement date | $											$ 400,000		$ 400,000
Warrants granted															25,000
Warrants granted													62,147
Warrants | CBO
Share-Based Payments
Warrants granted															3,125
Warrants | CEO
Share-Based Payments
Warrants Vesting period							36 months
Warrants granted							50,000							169,167	3,125
Warrants | Consultant
Share-Based Payments
Warrants granted | shares						150,000
Warrants exercised | shares	37,500	37,500	37,500	37,500
Ordinary Shares
Share-Based Payments
Nominal value per share prior to stock split | kr / shares					kr 2
Nominal value per share | kr / shares					kr 1																kr 1	kr 1	kr 1
Ordinary Shares | Warrants
Share-Based Payments
Increase in number of warrants, ratio					36
Warrants granted exercise price, prior to stock split | kr / shares					kr 2
Warrants granted, price per share | kr / shares					kr 1